Employee Benefit Plans - Summary of Total Expenses for Retirement Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement plan contribution expense	$ 1,975	$ 1,907	$ 1,185